TAXATION (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax rate (as a percent)	10.00%
Cumulative undistributed earnings of the Company's PRC subsidiaries	2,505,576	1,941,315
Unrecognized deferred tax liability of the Company's PRC subsidiaries	250,558	194,132
Tech JV
TAXATION
Preferential income tax rate for High and New Technology Enterprise (as a percent)	15.00%
Review frequency of the qualifications for High and New Technology Enterprise	3 years
Hong Kong
TAXATION
Withholding income tax rate for Hong Kong (as a percent)	5.00%
Hong Kong | 51net
TAXATION
Income tax rate (as a percent)	16.50%
China
TAXATION
Income tax rate (as a percent)	25.00%